Private Placement: (Details Text) (USD $)	1 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Private Placement Details Text [Abstract]
Private placement gross proceeds	$ 5,250,000	$ 5,250,000
Private placement units	1.75	1,750,000
Warrant term		2 years
Warrant exercise price		$ 4.00
Units issued to related party		1,500,000
Fair value of warrants issued		$ 543,915
Warrants outstanding	875,000	875,000